All Weather Transaction (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	Jul. 01, 2021 CNY (¥)
All Weather Transaction (Details) [Line Items]
Working capital	$ 4,700	$ 4,700	¥ 30,000	¥ 30,000
Statutory income tax rate	25.00%	25.00%
AW Frame [Member]
All Weather Transaction (Details) [Line Items]
Work loan		$ 4,700		¥ 30,000	$ 4,700	¥ 30,000